Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000084895
Account Value [Line Items]
Line Graph and Table Measure Name		Toews Hedged U.S. Fund
Accumulated Value	$ 10,000		$ 10,675	$ 11,125	$ 12,853	$ 13,997	$ 17,770	$ 16,864	$ 16,838	$ 18,847	$ 18,294	$ 22,370
C000084896
Account Value [Line Items]
Line Graph and Table Measure Name		Toews Hedged Opportunity Fund
Accumulated Value	10,000		10,032	10,119	10,856	11,158	16,047	13,468	12,148	13,472	12,281	15,223
C000103841
Account Value [Line Items]
Line Graph and Table Measure Name		Toews Managed Risk Equity Fund
Accumulated Value	10,000		10,949	11,734	12,593	12,151	17,434	16,482	14,799	15,807	15,828	18,256
C000084894
Account Value [Line Items]
Line Graph and Table Measure Name		Toews Tactical Income Fund
Accumulated Value	10,000		10,728	10,769	11,365	11,205	12,202	11,907	11,609	12,056	12,573	13,314
C000127804
Account Value [Line Items]
Line Graph and Table Measure Name		Toews Unconstrained Income Fund
Accumulated Value	10,000		10,590	10,270	10,731	10,698	11,262	10,955	10,880	11,133	11,596	12,114
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	10,000		11,273	12,106	12,533	10,882	13,859	15,047	14,879	16,236	17,778	20,893
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value	10,000		11,356	11,718	12,507	11,856	14,221	13,516	13,680	14,896	16,190	17,619
Morningstar US Core Bond TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond TR USD Index
Accumulated Value	10,000		10,072	10,037	10,569	11,703	11,681	10,684	10,632	10,469	11,308	11,767
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		13,023	15,573	18,548	21,683	33,659	31,432	32,686	43,398	49,084	69,315
Morningstar US Small Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap TR USD
Accumulated Value	10,000		12,117	13,264	14,107	11,638	20,081	17,226	16,989	19,511	20,085	26,468
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,465	12,981	13,822	13,268	19,282	18,604	19,195	22,724	25,487	32,917
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Morningstar US Core Bond TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond TR USD Index
Accumulated Value	10,000		10,072	10,037	10,569	11,703	11,681	10,684	10,632	10,469	11,308	11,767
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,083	$ 10,051	$ 10,582	$ 11,730	$ 11,698	$ 10,703	$ 10,657	$ 10,500	$ 11,343	$ 11,803